SEGMENT INFORMATION - Reconciliation of Segment Income to Loss from Continuing Operations Before Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Other cost of sales/amortization	$ (5,300)	$ (5,405)
Exploration, evaluation and project expenses not attributable to segments	(354)	(237)
General and administrative expenses	(248)	(256)
Other (expense) income not attributable to segments	799	(60)
Impairment reversals	212	250
Loss on currency translation	(72)	(199)
Closed mine rehabilitation	(55)	(130)
Income from equity investees	76	20
Finance costs, net (includes non-segment accretion)	(691)	(775)
Gain on non-hedge derivatives	6	12
Income before income taxes	2,747	1,778
Gain (loss) on extinguishment of borrowings	127	129
Operating segments
Disclosure of operating segments [line items]
Exploration, evaluation and project expenses not attributable to segments	(168)	(115)
General and administrative expenses	(21)	(55)
Other (expense) income not attributable to segments	(157)	(83)
Income before income taxes	2,806	3,053
Reconciling items
Disclosure of operating segments [line items]
Other cost of sales/amortization	(57)	(98)
Exploration, evaluation and project expenses not attributable to segments	(186)	(122)
General and administrative expenses	(248)	(256)
Other (expense) income not attributable to segments	901	(18)
Impairment reversals	212	250
Loss on currency translation	(72)	(199)
Closed mine rehabilitation	(55)	(130)
Income from equity investees	76	20
Finance costs, net (includes non-segment accretion)	(636)	(734)
Gain on non-hedge derivatives	6	12
Gain on interest rate hedges	27	73
Gain (loss) on extinguishment of borrowings	127	129
Unrealized gain (loss) on non-hedge derivatives	$ 1	$ 32